Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation

9.   Share-based compensation

Subsequent to the Share Class Reclassification Transactions (see Note 17), we have two classes of shares outstanding: multiple voting shares and subordinate voting shares (collectively “Shares”).  Common shares issued for equity-settled awards are subordinate voting shares.  The number of shares authorized, the number of shares outstanding, the number of shares reserved, per share amounts and share-based compensation information in this note have been restated to reflect the impact of the Share Class Reclassification Transactions.

(a)   Restricted share units

General

We use two classes of restricted share units as a form of retention and incentive compensation: one class is nominally equal in value to one TELUS International (Cda) Inc. common share, the second class is nominally equal in value to one TELUS Corporation common share. All of our restricted share units are cash-settled by ourselves and are accounted for as liabilities. The vesting method of restricted share units, which is determined on or before the date of grant, is cliff vesting. For the years ended December 31, 2020, December 31, 2019 and December 31, 2018, the income tax benefit arising from restricted share unit share-based compensation was $7.3 million, $2.9 million and $1.3 million, respectively.

TELUS International (Cda) Inc. phantom restricted share units

Each phantom restricted share unit is nominally equal in value to one TELUS International (Cda) Inc. common share. The restricted share units generally become payable when vesting is completed and typically vests over a period of 30 months (the requisite service period). As the TELUS International (Cda) Inc. common shares are not currently a dividend-paying share, the grant-date fair value of restricted share units equals the fair market value of the corresponding TELUS International (Cda) Inc. common shares at the grant date.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. phantom restricted share units.

	US$ denominated (1)			Canadian $ denominated (1)
	Number of restricted			Number of restricted
	share units		Grant-date	share units		Grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, January 1, 2018	419,260	—	$5.52	—	145,345	$4.75
Granted	356,337	—	$6.30	—	—	$—
Forfeited	(39,627)	—	$5.75	—	—	$—
Outstanding, December 31, 2018	735,970	—	$5.88	—	145,345	$4.75
Granted	465,430	—	$6.18	—	—	$—
Forfeited	(72,472)	—	$5.91	—	—	$—
Vested	(365,760)	365,760	$5.52	—	—	$—
Settled in cash	—	(365,760)	$5.52	—	(145,345)	$4.75
Outstanding, December 31, 2019	763,168	—	$6.23	—	—	$—
Granted	357,966	—	$11.11	—	—	$—
Forfeited	(55,836)	—	$6.21	—	—	$—
Vested	(348,435)	348,435	$6.30	—	—	$—
Settled in cash	—	(348,435)	$6.30	—	—	$—
Outstanding, December 31, 2020	716,863	—	$8.55	—	—	$—

(1)Amounts reflect retrospective application of a 4.5-for-one share subdivision, which occurred in connection with TELUS International (Cda) Inc.'s sale of shares to the public on February 3, 2021 (see Note 17).

TELUS International (Cda) Inc. phantom performance share units

Each phantom performance share unit is nominally equal in value to one TELUS International (Cda) Inc. common share. The performance share units generally become payable when vesting is completed and typically vest over a period of 30 months (the requisite service period). These units generally have a variable payout (0%–100%) depending upon our financial performance and quality-of-service performance conditions. As the TELUS International (Cda) Inc. common shares are not currently a dividend-paying share, the grant-date fair value of performance share units equals the fair market value of the corresponding TELUS International (Cda) Inc. common shares at the grant date.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. phantom performance share units.

	2020 (1)			2019 (1)			2018 (1)
	Number of restricted			Number of restricted			Number of restricted
	share units			share units			share units
			Grant-date			Grant-date			Grant-date
Years Ended December 31	Non-vested	Vested	fair value	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of year	1,338,565	—	$6.96	1,720,345	—	$5.61	1,223,887	—	$5.41
Granted	—	—	$—	426,433	—	$8.46	496,458	—	$6.14
Forfeited	(37,826)	—	$8.46	(11,250)	—	$6.18	—	—	$—
Vested	(633,960)	633,960	$6.23	(796,963)	796,963	$4.87	—	—	$—
Settled in cash	—	(633,960)	$6.23	—	(796,963)	$4.87	—	—	$—
Outstanding, end of year	666,779	—	$7.23	1,338,565	—	$6.96	1,720,345	—	$5.61

(1)

Amounts reflect retrospective application of a 4.5-for-one share subdivision, which occurred in connection with TELUS International (Cda) Inc.’s sale of shares to the public on February 3, 2021 (see Note 17).

Phantom TELUS Corporation restricted share units

Each restricted share unit is nominally equal in value to one TELUS Corporation common share and is nominally entitled to the dividends that would arise thereon if it were an issued and outstanding TELUS Corporation common share. The notional dividends are recorded as additional issuances of restricted share units during the life of the restricted share unit. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equals the fair market value of the corresponding TELUS Corporation common shares at the grant date. The restricted share units generally become payable when vesting is completed and typically vest over a period of 30 months (the requisite service period). These restricted share units generally have a variable payout (0%-100%) depending upon our financial performance and non-market quality-of-service performance conditions. The grant-date fair value of our restricted share units affected by the financial performance and non-market quality-of-service performance conditions equals the fair market value of the corresponding TELUS Corporation common shares at the grant date.

On February 13, 2020, TELUS Corporation announced a subdivision of their common shares on a two-for-one basis to be effective March 17, 2020. Unless otherwise indicated, all references to TELUS Corporation restricted share units, to the number of shares authorized, to the number of shares outstanding, to the number of shares reserved and to the per share amounts and share-based compensation information in the consolidated financial statements, have been retrospectively restated to reflect the impact of the subdivision.

The following table presents a summary of the activity related to TELUS Corporation restricted share units.

	2020			2019			2018
	Phantom TELUS			Phantom TELUS			Phantom TELUS
	Corporation restricted			Corporation restricted			Corporation
	share units			share units			restricted
			Weighted			Weighted	share units		Weighted
			average			average			average
Years Ended December 31			grant‑date			grant‑date			grant‑date
Canadian $ denominated	Non‑vested	Vested	fair value	Non‑vested	Vested	fair value	Non‑vested	Vested	fair value
Outstanding, beginning of year	253,622	—	$23.78	263,128	—	$16.45	283,106	—	$21.84
Granted	13,217	—	$24.97	94,342	—	$21.38	83,040	—	$22.55
Issued in lieu of dividends	10,156	—	$15.42	9,214	—	$26.99	—	—	$—
Vested	(113,737)	113,737	$25.49	(113,062)	113,062	$21.25	(98,048)	98,048	$19.84
Settled in cash	—	(113,737)	$25.49	—	(113,062)	$21.25	—	(98,048)	$19.84
Forfeited	(6,509)	—	$23.59	—	—	—	(4,970)	—	$20.49
Outstanding, end of year	156,749	—	$24.17	253,622	—	$23.78	263,128	—	$16.45

(b)   Share option awards

We use equity share option awards (equity-settled) and phantom share option awards (cash-settled and share-settled) as a form of retention and incentive compensation. Employees may receive equity share option awards to purchase TELUS International (Cda) Inc. common shares at a price equal to, or a multiple of, the fair market value at the time of grant. Share option awards may be exercised over specific periods not to exceed ten years from the time of grant, however the awards generally may not be exercised and settled prior to the completion of an initial public offering, or other liquidity event, by TELUS International (Cda) Inc. The initial public offering on February 3, 2021 did not accelerate the vesting or exercisability of equity share option or phantom share option awards. We apply the fair value method of accounting for share-based compensation awards.

Equity share option awards generally have a three-year vesting period (the requisite service period). The vesting method of equity share option awards, which is determined on or before the date of grant, is cliff-vesting. Some equity share option awards have a variable payout (0%-100%) depending upon our financial performance and non-market quality-of-service performance conditions.

Phantom share option awards are accounted for as liability instruments and the associated liability is 50% cash-settled and 50% share-settled. Phantom share option awards generally vest 30 months following award and reflect notional exercise prices equal to the fair market value at the date of grant, but are not exercisable until an initial public offering or liquidity event occurs except for cash-settled phantom options granted in 2019, which are exercisable 50% on vesting and 50% twelve months thereafter. Phantom share options reflect notional exercise prices equal to, or a multiple of, the fair market value at the date of grant and have a variable payout (0%-100%) depending upon our financial performance and non-market quality-of-service performance conditions.

The risk-free interest rate used in determining the fair value of the share option awards is based on a Government of Canada yield curve that is current at the time of grant. The expected lives of the share option awards are based on management’s best estimate of certain non-vesting conditions being achieved. Similarly, expected volatility considers the historical volatility in the observable prices of our peers’ shares. The dividend yield is the annualized dividend current at the time of grant divided by the share option award exercise price. Dividends are not paid on unexercised share option awards and are not subject to vesting.

The following table presents a summary of the activity related to our share option awards.

	US $ denominated				Canadian $ denominated
	Number of share				Number of share
	option units				option units
			Weighted				Weighted
			average				average
			exercise				exercise
	Non-vested	Vested	price		Non-vested	Vested	price
Outstanding, January 1, 2018[1]	3,363,543	—	$6.69		—	242,244	$4.75
Granted	500,764	—	$6.18		—	—	$—
Outstanding, December 31, 2018	3,864,307	—	$6.63		—	242,244	$4.75
Granted	612,351	—	$8.46		—	—	$—
Outstanding, December 31, 2019	4,476,658	—	$6.91		—	242,244	$4.75
Vested	(3,822,025)	3,822,025	$6.21		—	—	$—
Exercised	—	(554,602)	$6.21		—	—	$—
Outstanding, December 31, 2020	654,633	3,267,423	$6.94	[2]	—	242,244	$4.75	[3]
Exercisable, December 31, 2020	—	3,267,423	$6.58		—	242,244	$4.75

(1)

Amounts reflect retrospective application of a 4.5-for-one share subdivision, which occurred in connection with TELUS International (Cda) Inc.’s sale of shares to the public on February 3, 2021 (see Note 17).

(2)	For options outstanding at the end of the period, the exercise prices ranged from $3.54 to $8.95. The weighted-average remaining expected life was 6.4 years.
(3)	For options outstanding at the end of the period, the exercise price is $4.75. The weighted-average remaining expected life was 5.6 years.
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